Average Annual Total Returns - Protective Life Dynamic Allocation Series - Growth Portfolio	May 01, 2021
MSCI All Country World Index℠ (reflects no deduction for expenses, fees or taxes, except foreign withholding taxes)
Average Annual Return:
Label	MSCI All Country World IndexSM
1 Year	16.25%
Since Inception	13.35%
Inception Date	Apr. 07, 2016
Protective Life Dynamic Allocation Series - Growth Portfolio
Average Annual Return:
1 Year	(2.15%)
Since Inception	7.21%
Inception Date	Apr. 07, 2016